Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Tax rate	34%	34%

Net operating loss carry forwards	$8,270,000	$7,141,000
Research and development tax credits	745,000	705,000
Foreign exchange	(23,000)	(19,000)
Accrued bonuses	170,000	34,000
Intangible asset costs	70,000	51,000
Stock–based compensation	441,000	633,000
Valuation allowance for deferred tax assets	(9,673,000)	(8,545,000)

Net deferred tax assets	$–	$–

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013

Income benefit at statutory rate of 34%	$(3,865,000)	$(1,258,000)
Foreign income taxed at other rates	13,000	–
Permanent differences
Effect of stock based compensation	202,000	–
Debt extinguishment	2,736,000	501,000
Mark–to–market deriative liability adjustment	(994,000)	7,000
Non–deductible finance and accretion expenses	808,000	–
Other permanent differences	(16,000)	(5,000)
Research and development tax credit	(26,000)	(17,000)
Adjustment and true up to prior years' tax provision	14,000	(161,000)
Change in valuation allowance	1,128,000	933,000

Income Tax Expense	$–	$–